Derivative Liabilities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 11 – DERIVATIVE LIABILITIES

The current portion of the convertible notes were accounted for as liabilities at the date of issuance and adjusted to fair value through earnings for the three months ended March 31, 2019. On May 14, 2019, due to the cash repayment any derivative liability was fair valued at repayment date and a gain was recorded for the reversal of derivative liability.

Conversion feature derivative liability
Balance at January 1, 2019	-
Derivative liability	65,000
Change in fair value included in earnings	36,925
Balance at March 31, 2019	$101,925
Change in fair value included in earnings	32,752
Derivative liability reversed	(134,677)
Balance at December 31, 2019	$-

The Company used the following assumptions for determining the fair value of the convertible instruments granted under the Black-Scholes option pricing model:

December 31, 2019
Expected volatility	328%
Expected term - years	0.79
Risk-free interest rate	2.57%
Expected dividend yield	-%